BUSINESS COMBINATIONS (Tables)	12 Months Ended
Mar. 31, 2023
BUSINESS COMBINATIONS [Abstract]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed	Our allocation of the purchase consideration to the assets acquired and liabilities assumed is presented below (in thousands):

Acquisition Date Amount
Accounts receivable	$4,033
Other assets	129
Identified intangible assets	8,360
Accounts payable and other liabilities	(8,714)
Contract liabilities	(214)
Total identifiable net assets	3,594
Goodwill	9,694
Total purchase consideration	$13,288